Business Combinations - Narrative (Details) - USD ($) $ in Millions	Nov. 18, 2025	Nov. 14, 2025	Jan. 02, 2025	Dec. 31, 2024
Micro Foundry Pte Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 453
Goodwill recognised as of acquisition date	$ 175
Silicon Manufacturing Partners Pte Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 64
Percentage of voting equity interests acquired (in percent)			51.00%	49.00%
Goodwill recognised as of acquisition date			$ 37
Infini Link Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 48
Goodwill recognised as of acquisition date		29
Intangible assets recognised as of acquisition date		30
Net deferred tax liabilities		$ 11